Investment Risks - KraneShares Public-Private AI & Technology ETF	Sep. 22, 2026
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2.	The section of the Summary Prospectus titled “Principal Risks” and the section of the Statutory Prospectus are hereby amended to include the following:

S P V Risk [Member]
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SPV Risk. The Fund may invest in private companies through special purpose vehicles (“SPVs”). Accordingly, the Fund generally will have contractual rights against the SPV and not against the company. Those rights may be more limited than the rights held by the SPV with respect to the company. The Fund is not expected to have a controlling interest in, or play any role in creating or managing, any SPV and will instead depend on the SPV sponsor or manager to administer the SPV, exercise rights with respect to the underlying investment, provide information, enforce contractual rights and distribute proceeds to investors. The Fund’s ability to direct the SPV’s activities or remove or replace its sponsor or manager will be limited. The sponsor’s interests may conflict with those of the Fund, and the sponsor may make decisions that benefit itself or other investors at the Fund’s expense. Organizational costs, administrative and operating expenses and sponsor compensation, including management fees and/or carried interest, may also reduce the Fund’s returns. An SPV’s structure may give rise to regulatory issues that would not apply if the Fund invested directly in the company and thereby reduce the Fund’s returns or create unexpected liabilities. The Fund may be adversely affected by the sponsor’s misconduct, negligence, insolvency or operational failures; creditor claims against the SPV; a failure to maintain the SPV’s separate legal existence; the commingling or misapplication of assets; adverse tax or regulatory consequences; or the SPV’s failure to enforce its rights or distribute proceeds as intended. Any of these circumstances could reduce or eliminate the value of the Fund’s investment.

3.	The sections of the Summary Prospectus and Statutory Prospectus titled “Portfolio Managers” are hereby amended to include the following:

Max Chen, Chief Executive Officer at the Sub-Adviser, has served as a portfolio manager of the Fund since September 21, 2026.

4.	The section of the Statutory Prospectus titled “Management” is hereby amended to include the following:

Investment Sub-Adviser

Worldline Capital Pte. Ltd. (“Worldline”) serves as the sub-adviser to the Fund. Worldline is responsible for the selection of the Fund’s private securities, subject to the supervision of Krane and the Board of Trustees. For the services it will provide, Krane will pay Worldline a fee equal to thirty percent (30%) of the total gross advisory fee paid to Krane by the Fund under the terms of the Investment Advisory Agreement (the “Sub-Advisory Fee”).Worldline’s principal office is located at 1523 Nexxus Building, 41 Connaught Road, Central, Hong Kong. Worldline is registered with the Securities and Exchange Commission as an investment adviser. A discussion regarding the basis for the Board’s approval of the Fund’s investment sub-advisory agreement will be available in the Fund’s first Form N-CSR.

5.	The table appearing in the section of the Statement of Additional Information titled “Portfolio Managers – Other Accounts” is hereby amended to include the following information:

Worldline’s Portfolio Managers
Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Max Chen*	1	$807.40	0	$0	0	$0

*	As of June 30, 2026.